Dividends - Additional Information (Detail) - Subsequent Event [Member]	Nov. 08, 2017 $ / shares
Dividends Payable [Line Items]
Quarterly dividend payment per share	$ 0.25
Cash dividend anticipated payable date	2018-04
First Installment [Member]
Dividends Payable [Line Items]
Dividends payable date declared	Nov. 08, 2017
Quarterly dividend payment per share	$ 0.22
Record Date	Dec. 29, 2017
Cash dividend payable date	Jan. 19, 2018